Condensed Consolidated Statements of Operations (Unaudited) - DIAMIR BIOSCIENCES CORP - USD ($)	9 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
Total revenue	$ 190,355	$ 631,729	$ 631,729	$ 1,319,531
Operating costs and expenses
Cost of service revenue	93,016
Research and development	337,255	548,486	650,591	1,156,860
General and administrative	1,006,054	503,157	624,388	614,074
Total operating costs and expenses	1,436,325	1,051,643	1,274,979	1,770,934
Loss from operations	(1,245,970)	(419,914)	(643,250)	(451,403)
Other income/(expense)
Other income	809,542
Interest expense	(87,960)	(59,450)	82,046	48,599
Total other income/(expense)	721,582	(59,450)	82,046	48,599
Net loss before income taxes	(524,388)	(479,364)	(725,296)	(500,002)
Income tax (benefit) expense	(174,546)	14,346	17,939	114,403
Net loss	$ (349,842)	$ (493,710)	$ (743,235)	$ (614,405)
Net loss per common share, basic (in Dollars per share)	$ (0.08)	$ (0.11)	$ (0.17)	$ (0.14)
Net loss per common share, diluted (in Dollars per share)	$ (0.08)	$ (0.11)	$ (0.17)	$ (0.14)
Weighted average number of common shares outstanding
Basic (in Shares)	4,440,891	4,440,891	4,440,891	4,440,891
Diluted (in Shares)	4,440,891	4,440,891	4,440,891	4,440,891
Service revenue
Total revenue	$ 130,355
Grant revenue
Total revenue		531,729	$ 531,729	$ 1,319,531
Other revenue
Total revenue	$ 60,000	$ 100,000	$ 100,000